VIRTUS AllianzGI Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2021
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—0.0%
Oil, Gas & Consumable Fuels—0.0%
Cobalt International Energy, Inc. 7.750%, 12/1/23(1)(2)	$ 2,509	$ 36
Total Corporate Bonds and Notes (Identified Cost $1,106)		36

	Shares
Convertible Preferred Stocks—6.1%
Auto Components—0.4%
Aptiv plc Series A, 5.500%	21,490	4,152
Banks—0.8%
Bank of America Corp. Series L, 7.250%	1,755	2,514
Wells Fargo & Co. Series L, 7.500%	3,405	5,175
		7,689

Capital Markets—0.4%
KKR & Co., Inc. Series C, 6.000%	36,630	3,664
Commercial Services & Supplies—0.2%
GFL Environmental, Inc., 6.000%	21,095	1,990
Communications Equipment—0.4%
T-Mobile US, 2020 Cash Mandatory Exchangeable Trust 144A, 5.250%(3)	3,155	3,302
Diversified Financial Services—0.2%
Chewy, Inc. 2020 Mandatory Exchangeable Trust 144A, 6.500%(3)	1,300	2,227
Electric Utilities—0.7%
NextEra Energy, Inc., 5.279%	57,410	3,127
NextEra Energy, Inc., 6.219%	69,490	3,808
		6,935

	Shares	Value

Electronic Components—0.1%
II-VI, Inc. Series A, 6.000%	3,415	$ 877
Healthcare Equipment & Supplies—1.2%
Boston Scientific Corp. Series A, 5.500%	33,490	3,919
Danaher Corp. Series B, 5.000%	4,885	8,113
		12,032

Life Sciences Tools & Services—0.3%
Avantor, Inc. Series A, 6.250%	25,965	3,214
Machinery—0.1%
Stanley Black & Decker, Inc., 5.250%	10,170	1,098
Media—0.1%
ViacomCBS, Inc. Series A, 5.750%	11,695	709
Pharmaceuticals—0.2%
Elanco Animal Health, Inc., 5.000%	31,335	1,588
Professional Services—0.2%
Clarivate plc Series A, 5.250%	24,895	2,289
Semiconductors & Semiconductor Equipment—0.8%
Broadcom, Inc. Series A, 8.000%	4,725	7,925
Total Convertible Preferred Stocks (Identified Cost $48,029)		59,691

Common Stocks—64.8%
Automobiles—2.8%
Tesla, Inc.(4)	24,125	26,875
Banks—2.4%
JPMorgan Chase & Co.(5)	76,645	13,021
See Notes to Schedule of Investments

VIRTUS AllianzGI Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021
($ reported in thousands)
	Shares	Value

Banks—continued
Wells Fargo & Co.	207,755	$ 10,629
		23,650

Biotechnology—1.1%
AbbVie, Inc.	53,390	6,122
Horizon Therapeutics plc(4)	39,375	4,722
		10,844

Capital Markets—1.5%
Charles Schwab Corp. (The)	86,565	7,101
S&P Global, Inc.	16,715	7,926
		15,027

Chemicals—0.6%
Sherwin-Williams Co. (The)	17,095	5,412
Electrical Equipment—0.6%
Generac Holdings, Inc.(4)	12,505	6,235
Energy Equipment & Services—0.6%
Schlumberger N.V.	174,930	5,643
Entertainment—1.4%
Netflix, Inc.(4)(5)	13,000	8,974
Roku, Inc. Class A (4)	11,555	3,523
Walt Disney Co. (The)(4)	8,640	1,461
		13,958

Equity Real Estate Investment—0.6%
Crown Castle International Corp.	32,586	5,875
Food & Staples Retailing—1.0%
Costco Wholesale Corp.	19,220	9,447
Healthcare Equipment & Supplies—2.4%
Abbott Laboratories	26,560	3,423
Align Technology, Inc.(4)(5)	4,715	2,944
Dexcom, Inc.(4)	14,400	8,974
Intuitive Surgical, Inc.(4)(5)	21,180	7,649
		22,990

Healthcare Providers & Services—1.0%
UnitedHealth Group, Inc.	20,063	9,238
Hotels, Restaurants & Leisure—2.7%
Booking Holdings, Inc.(4)	3,960	9,586
	Shares	Value

Hotels, Restaurants & Leisure—continued
Chipotle Mexican Grill, Inc. Class A(4)	2,480	$ 4,412
Darden Restaurants, Inc.(5)	21,350	3,078
MGM Resorts International	96,945	4,572
Starbucks Corp.	42,408	4,498
		26,146

Household Durables—0.7%
DR Horton, Inc.	74,670	6,666
Industrial Conglomerates—0.6%
Honeywell International, Inc.	25,180	5,505
Insurance—0.7%
Aon plc Class A	21,320	6,821
Interactive Media & Services—6.2%
Alphabet, Inc. Class A(4)	11,605	34,362
Match Group, Inc.(4)	32,744	4,937
Meta Platforms, Inc. Class A(4)(5)	65,180	21,090
		60,389

Internet & Direct Marketing Retail—2.5%
Amazon.com, Inc.(4)	7,115	23,995
IT Services—4.5%
Accenture plc Class A	29,935	10,740
EPAM Systems, Inc.(4)	5,140	3,461
Mastercard, Inc. Class A	21,415	7,185
PayPal Holdings, Inc.(4)	41,730	9,706
Square, Inc. Class A(4)	12,630	3,214
Visa, Inc. Class A	42,805	9,065
		43,371

Life Sciences Tools & Services—2.5%
Agilent Technologies, Inc.	53,431	8,415
IQVIA Holdings, Inc.(4)	31,170	8,149
Thermo Fisher Scientific, Inc.	12,015	7,606
		24,170

Machinery—0.5%
Deere & Co.	14,640	5,011
Metals & Mining—0.2%
Freeport-McMoRan, Inc.	50,195	1,893

See Notes to Schedule of Investments

VIRTUS AllianzGI Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021
($ reported in thousands)
	Shares	Value

Multiline Retail—0.7%
Target Corp.	27,960	$ 7,259
Oil, Gas & Consumable Fuels—1.5%
Exxon Mobil Corp.	125,740	8,106
Occidental Petroleum Corp.	43,290	1,452
Valero Energy Corp.	66,770	5,163
		14,721

Pharmaceuticals—1.7%
Eli Lilly & Co.	43,500	11,082
Zoetis, Inc. Class A	25,655	5,547
		16,629

Road & Rail—0.5%
Union Pacific Corp.	19,700	4,756
Semiconductors & Semiconductor Equipment—6.5%
Advanced Micro Devices, Inc.(4)(5)	69,650	8,374
Broadcom, Inc.	10,920	5,806
Enphase Energy, Inc.(4)(5)	32,570	7,544
Global Foundries, Inc.(4)	125,230	6,104
Lam Research Corp.	11,595	6,534
Marvell Technology, Inc.	100,730	6,900
NVIDIA Corp.	74,540	19,058
QUALCOMM, Inc.	22,865	3,042
		63,362

Software—10.0%
Adobe, Inc. (4)	21,560	14,022
Atlassian Corp. plc Class A(4)	17,900	8,200
Crowdstrike Holdings, Inc. Class A(4)(5)	28,315	7,979
DocuSign, Inc.(4)	5,680	1,581
Intuit, Inc.	19,135	11,978
Microsoft Corp.	111,520	36,982
salesforce.com, Inc.(4)	27,491	8,239
ServiceNow, Inc.(4)	12,005	8,377
		97,358

Specialty Retail—2.5%
Carvana Co. Class A(4)	12,070	3,659
	Shares	Value

Specialty Retail—continued
Home Depot, Inc. (The)	46,300	$ 17,212
TJX Cos., Inc. (The)	46,865	3,069
		23,940

Technology Hardware, Storage & Peripherals—3.4%
Apple, Inc.	219,200	32,836
Textiles, Apparel & Luxury Goods—0.9%
NIKE, Inc. Class B	54,780	9,164
Total Common Stocks (Identified Cost $445,875)		629,186

Warrant—0.0%
Oil, Gas & Consumable Fuels—0.0%
Nabors Industries Ltd.(4)	486	4
Total Warrant (Identified Cost $—)		4

	Par Value
Convertible Bonds and Notes—25.6%
Airlines—0.6%
JetBlue Airways Corp. 144A 0.500%, 4/1/26(3)	$ 1,990	1,911
Southwest Airlines Co. 1.250%, 5/1/25	2,515	3,530
		5,441

Auto Manufacturers—1.1%
Ford Motor Co. 144A 0.000%, 3/15/26(3)	2,730	3,229
NIO, Inc. 144A 0.000%, 2/1/26(3)	2,615	2,317
Tesla, Inc. 2.000%, 5/15/24	300	5,382
		10,928

Banks—0.3%
BofA Finance LLC 0.125%, 9/1/22	1,520	1,784

See Notes to Schedule of Investments

VIRTUS AllianzGI Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021
($ reported in thousands)
	Par Value	Value

Banks—continued
JPMorgan Chase Bank NA 144A 0.125%, 1/1/23(3)	$ 1,215	$ 1,258
		3,042

Biotechnology—1.0%
Bridgebio Pharma, Inc. 144A 2.250%, 2/1/29(3)	1,895	1,691
Exact Sciences Corp.
0.375%, 3/15/27	1,330	1,504
0.375%, 3/1/28	495	529
Guardant Health, Inc. 144A 0.000%, 11/15/27(3)	1,685	1,856
Halozyme Therapeutics, Inc. 144A 0.250%, 3/1/27(3)	2,330	2,061
Insmed, Inc. 0.750%, 6/1/28	760	885
Livongo Health, Inc. 0.875%, 6/1/25	635	923
		9,449

Commercial Services—1.3%
Alarm.com Holdings, Inc. 144A 0.000%, 1/15/26(3)	360	330
Chegg, Inc.
0.125%, 3/15/25	170	223
0.000%, 9/1/26	2,920	2,727
Shift4 Payments, Inc.
144A 0.000%, 12/15/25(3)	985	1,068
144A 0.500%, 8/1/27(3)	2,110	1,942
Square, Inc.
144A 0.000%, 5/1/26(3)	1,930	2,260
144A 0.250%, 11/1/27(3)	3,330	4,023
		12,573

Computers—0.7%
Lumentum Holdings, Inc. 0.500%, 12/15/26	2,275	2,474
Pure Storage, Inc. 0.125%, 4/15/23	1,120	1,337
	Par Value	Value

Computers—continued
Zscaler, Inc. 0.125%, 7/1/25	$ 1,600	$ 3,452
		7,263

Diversified Financial Services—0.6%
Coinbase Global, Inc. 144A 0.500%, 6/1/26(3)	2,680	3,179
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(3)	2,335	2,732
		5,911

Energy-Alternate Sources—0.8%
Enphase Energy, Inc.
144A 0.000%, 3/1/26(3)	1,355	1,466
144A 0.000%, 3/1/28(3)	2,035	2,281
Plug Power, Inc. 3.750%, 6/1/25	250	1,915
SolarEdge Technologies, Inc. 0.000%, 9/15/25	1,525	2,255
		7,917

Entertainment—0.6%
DraftKings, Inc. 144A 0.000%, 3/15/28(3)	2,960	2,581
Live Nation Entertainment, Inc. 2.000%, 2/15/25	1,245	1,516
Vail Resorts, Inc. 144A 0.000%, 1/1/26(3)	2,045	2,246
		6,343

Equity Real Estate Investment Trusts (REITs)—0.2%
Pebblebrook Hotel Trust 1.750%, 12/15/26	1,830	2,037
Healthcare-Products—1.0%
Envista Holdings Corp. 2.375%, 6/1/25	980	1,911
Insulet Corp. 0.375%, 9/1/26	1,945	2,885

See Notes to Schedule of Investments

VIRTUS AllianzGI Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021
($ reported in thousands)
	Par Value	Value

Healthcare-Products—continued
Novocure Ltd. 144A 0.000%, 11/1/25(3)	$ 1,295	$ 1,319
Omnicell, Inc. 0.250%, 9/15/25	1,380	2,564
Repligen Corp. 0.375%, 7/15/24	590	1,493
		10,172

Healthcare-Services—0.5%
Anthem, Inc. 2.750%, 10/15/42	405	2,494
Oak Street Health, Inc. 144A 0.000%, 3/15/26(3)	2,195	2,049
		4,543

Internet—6.2%
Airbnb, Inc. 144A 0.000%, 3/15/26(3)	4,355	4,264
Booking Holdings, Inc. 0.750%, 5/1/25	1,130	1,676
Etsy, Inc.
0.125%, 9/1/27	2,560	3,785
144A 0.250%, 6/15/28(3)	2,460	3,142
Expedia Group, Inc. 144A 0.000%, 2/15/26(3)	2,985	3,223
Mandiant, Inc. 0.875%, 6/1/24	1,505	1,579
Match Group Financeco 2, Inc. 144A 0.875%, 6/15/26(3)	2,805	5,096
Okta, Inc. 0.375%, 6/15/26	2,255	2,820
Opendoor Technologies, Inc. 144A 0.250%, 8/15/26(3)	875	1,214
Palo Alto Networks, Inc. 0.375%, 6/1/25	4,230	7,395
Sea Ltd. 0.250%, 9/15/26	3,110	3,266
Shopify, Inc. 0.125%, 11/1/25	1,885	2,392
Snap, Inc. 144A 0.000%, 5/1/27(3)	4,550	4,607
	Par Value	Value

Internet—continued
Spotify USA, Inc. 144A 0.000%, 3/15/26(3)	$ 2,320	$ 2,205
Twitter, Inc. 144A 0.000%, 3/15/26(3)	3,480	3,189
Uber Technologies, Inc. 144A 0.000%, 12/15/25(3)	3,220	3,098
Wayfair, Inc. 0.625%, 10/1/25	2,540	2,502
Wix.com Ltd. 0.000%, 8/15/25	1,690	1,574
Zendesk, Inc. 0.625%, 6/15/25	1,205	1,418
Zillow Group, Inc. 2.750%, 5/15/25	1,005	1,750
		60,195

Leisure Time—0.7%
NCL Corp., Ltd.
6.000%, 5/15/24	495	1,022
5.375%, 8/1/25	865	1,441
Royal Caribbean Cruises Ltd.
4.250%, 6/15/23	2,015	2,718
144A 2.875%, 11/15/23(3)	1,330	1,661
		6,842

Machinery-Diversified—0.2%
Middleby Corp. (The) 1.000%, 9/1/25	990	1,491
Media—1.2%
DISH Network Corp.
3.375%, 8/15/26	1,760	1,793
144A 0.000%, 12/15/25(3)	1,970	2,261
Liberty Broadband Corp. 144A 2.750%, 9/30/50(3)	1,195	1,243
Liberty Media Corp.
1.375%, 10/15/23	1,890	2,732
144A 0.500%, 12/1/50(3)	2,250	2,867

See Notes to Schedule of Investments

VIRTUS AllianzGI Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021
($ reported in thousands)
	Par Value	Value

Media—continued
Liberty Media Corp-Liberty Formula One 1.000%, 1/30/23	$ 245	$ 373
		11,269

Mining—0.1%
MP Materials Corp. 144A 0.250%, 4/1/26(3)	1,230	1,286
Oil, Gas & Consumable Fuels—0.7%
EQT Corp. 1.750%, 5/1/26	1,685	2,634
Pioneer Natural Resources Co. 0.250%, 5/15/25	2,100	3,711
		6,345

Pharmaceuticals—0.9%
Dexcom, Inc.
0.750%, 12/1/23	255	967
0.250%, 11/15/25	4,275	5,457
Jazz Investments I Ltd. 2.000%, 6/15/26	1,935	2,252
		8,676

Pipelines—0.4%
Cheniere Energy, Inc. 4.250%, 3/15/45	4,200	3,578
Real Estate—0.1%
Redfin Corp. 0.000%, 10/15/25	805	820
Retail—0.4%
Burlington Stores, Inc. 2.250%, 4/15/25	1,550	2,221
Dick’s Sporting Goods, Inc. 3.250%, 4/15/25	560	2,133
		4,354

Semiconductors—0.9%
MACOM Technology Solutions Holdings, Inc. Class A 144A 0.250%, 3/15/26(3)	710	778
	Par Value	Value

Semiconductors—continued
Microchip Technology, Inc. 0.125%, 11/15/24	$ 5,725	$ 6,398
Wolfspeed, Inc. 0.875%, 9/1/23	680	1,365
		8,541

Software—5.1%
Akamai Technologies, Inc.
0.125%, 5/1/25	1,900	2,327
0.375%, 9/1/27	490	538
Alteryx, Inc. 0.500%, 8/1/24	1,750	1,652
Avalara, Inc. 144A 0.250%, 8/1/26(3)	2,365	2,470
Bentley Systems, Inc.
144A 0.125%, 1/15/26(3)	1,640	1,861
144A 0.375%, 7/1/27(3)	705	713
Bill.com Holdings, Inc. 144A 0.000%, 4/1/27(3)	3,010	3,218
Blackline, Inc. 144A 0.000%, 3/15/26(3)	775	790
Cloudflare, Inc. 144A 0.000%, 8/15/26(3)	3,320	4,179
Coupa Software, Inc. 0.375%, 6/15/26	2,810	3,075
Datadog, Inc. 0.125%, 6/15/25	1,610	3,049
DocuSign, Inc. 144A 0.000%, 1/15/24(3)	1,970	2,074
Five9, Inc. 0.500%, 6/1/25	1,115	1,492
HubSpot, Inc. 0.375%, 6/1/25	1,090	3,139
MicroStrategy, Inc. 144A 0.000%, 2/15/27(3)	1,850	1,527
MongoDB, Inc. 0.250%, 1/15/26	1,485	3,731
Nutanix, Inc. 144A 0.250%, 10/1/27(3)	1,280	1,209
RingCentral, Inc.
0.000%, 3/1/25	2,190	2,246
0.000%, 3/15/26	520	506
Splunk, Inc.
0.500%, 9/15/23	670	836
1.125%, 6/15/27	2,800	2,924

See Notes to Schedule of Investments

VIRTUS AllianzGI Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021
($ reported in thousands)
	Par Value	Value

Software—continued
Tyler Technologies, Inc. 144A 0.250%, 3/15/26(3)	$ 850	$ 1,036
Workday, Inc. 0.250%, 10/1/22	1,875	3,701
Zynga, Inc.
0.250%, 6/1/24	490	555
144A 0.000%, 12/15/26(3)	730	701
		49,549

Total Convertible Bonds and Notes (Identified Cost $223,455)		248,565

Total Long-Term Investments—96.5% (Identified Cost $718,465)		937,482

	Shares
Short-Term Investment—3.4%
Money Market Mutual Fund—3.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(6)	32,602,865	32,603
Total Short-Term Investment (Identified Cost $32,603)		32,603

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—99.9% (Identified Cost $751,068)		970,085

Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $169)		(279)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—99.9% (Identified Cost $750,899)		$969,806
Other assets and liabilities, net—0.1%		1,243
NET ASSETS—100.0%		$971,049
Abbreviations:
LLC	Limited Liability Company
NA	National Association
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s

Footnote Legend:
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2021, these securities amounted to a value of $107,240 or 11.0% of net assets.
(4)	Non-income producing.
(5)	All or a portion of the security is segregated as collateral for written options.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	94%
United Kingdom	2
Cayman Islands	1
Jersey	1
Curaçao	1
Ireland	1
Total	100%
† % of total investments, net of written options, as of October 31, 2021.

See Notes to Schedule of Investments

VIRTUS AllianzGI Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021
($ reported in thousands)
Open Written Options Contracts as of October 31, 2021 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Advanced Micro Device, Inc.	245	$3,430	$140.00	11/19/21	$(10)
Align Technology, Inc.	32	2,144	670.00	11/19/21	(13)
Crowdstrike Holdings, Inc.	100	3,250	325.00	11/19/21	(8)
Darden Restaurants, Inc.	85	1,318	155.00	11/19/21	(4)
Enphase Energy, Inc.	120	3,180	265.00	11/19/21	(30)
Facebook, Inc.	345	12,937	375.00	11/19/21	(17)
Intuitive Surgical, Inc.	85	3,145	370.00	11/19/21	(41)
JPMorgan Chase & Co.	270	4,725	175.00	11/19/21	(33)
Netflix, Inc.	70	4,830	690.00	11/19/21	(123)
Total Written Options					$(279)
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options
See Notes to Schedule of Investments

VIRTUS AllianzGI Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of October 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at October 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$36	$—	$—	$36
Convertible Bonds and Notes	248,565	—	248,565	—
Equity Securities:
Common Stocks	629,186	629,186	—	—
Convertible Preferred Stocks	59,691	54,162	5,529	—
Warrant	4	4	—	—
Money Market Mutual Fund	32,603	32,603	—	—
Total Investments, before Written Options	970,085	715,955	254,094	36
Liabilities:
Other Financial Instruments:
Written Options	(279)	(279)	—	—
Total Investments, Net of Written Options	$969,806	$715,676	$254,094	$36
Securities held by the Fund with an end of period value of $36 were transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended October 31, 2021.
See Notes to Schedule of Investments

VIRTUS ALLIANZGI EQUITY & CONVERTIBLE INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities, and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in
See Notes to Schedule of Investments

VIRTUS ALLIANZGI EQUITY & CONVERTIBLE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021
the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.